LEASES (Details Narrative)	9 Months Ended
Sep. 30, 2024 USD ($)
Leases
Rent per month	$ 1,750
Expire date	Jul. 31, 2029
Weighted average remaining lease term	4 years 9 months 29 days
Weighted average discount rate	13.85%